RESTRUCTURING AND OTHER EXIT COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Discontinued Operations, Disposed of by Means Other than Sale
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 27	$ 43
Engineering, selling and administrative expenses | Business Exit | Non-core Commercial Business
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	18
Business charges in connection with transition and exit costs	45
Exelis | Engineering, selling and administrative expenses
Restructuring Cost and Reserve [Line Items]
Charges for integration and other costs	$ 5	$ 58